Not FDIC Insured May Lose Value No Bank Guarantee
39114-Q3PH

Schedule of Investments
(unaudited)
Putnam Core Bond Fund 2
Notes to Schedule of Investments 27

Putnam Funds Trust
Schedule of Investments (unaudited), July 31, 2025
Putnam Core Bond Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.4%
Capital Markets 2.4%
a
Franklin Ultra Short Bond ETF .......................... United States 1,113,980 $ 27,877,349
Total Management Investment Companies (Cost $ 27,720,882 ) ..................
27,877,349
Principal
Amount
*
Corporate Bonds 28.4%
Aerospace & Defense 0.9%
b
BAE Systems plc ,
Senior Bond , 144A, 5.5% , 3/26/54 ..................... United Kingdom 350,000 344,345
Senior Note , 144A, 5.125% , 3/26/29 ................... United Kingdom 745,000 762,362
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................... United States 1,633,000 1,517,463
Senior Bond , 6.125% , 2/15/33 ........................ United States 943,000 996,753
Senior Bond , 3.6% , 5/01/34 .......................... United States 504,000 445,413
Senior Bond , 3.25% , 2/01/35 ......................... United States 389,000 329,085
Senior Bond , 3.5% , 3/01/39 .......................... United States 795,000 623,642
Senior Bond , 3.9% , 5/01/49 .......................... United States 862,000 625,541
Senior Bond , 6.858% , 5/01/54 ........................ United States 333,000 366,369
Senior Bond , 3.95% , 8/01/59 ......................... United States 730,000 502,603
Senior Note , 2.196% , 2/04/26 ........................ United States 690,000 680,930
Senior Note , 2.7% , 2/01/27 .......................... United States 1,183,000 1,149,675
Senior Note , 6.259% , 5/01/27 ........................ United States 39,000 40,013
Senior Note , 6.298% , 5/01/29 ........................ United States 60,000 63,371
Howmet Aerospace, Inc. ,
Senior Bond , 6.75% , 1/15/28 ......................... United States 500,000 525,161
Senior Bond , 5.95% , 2/01/37 ......................... United States 915,000 970,804
Senior Note , 3% , 1/15/29 ........................... United States 1,219,000 1,163,296
11,106,826
Automobiles 0.4%
b
Hyundai Capital America ,
Senior Bond , 144A, 6.375% , 4/08/30 ................... United States 60,000 63,695
Senior Note , 144A, 4.875% , 11/01/27 .................. United States 1,565,000 1,569,580
Senior Note , 144A, 6.5% , 1/16/29 ..................... United States 1,530,000 1,614,409
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 959,000 976,829
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 158,000 161,529
4,386,042
Banks 3.9%
b
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 4.988%
to 12/02/27, FRN thereafter , 12/03/28 ................... Netherlands 1,000,000 1,009,006
b
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 .............. Australia 200,000 175,293
Banco Santander SA , Sub. Bond , 6.921% , 8/08/33 ..........
Spain 1,200,000 1,307,433
Bank of America Corp. ,
Senior Bond , 2.496% to 2/12/30, FRN thereafter , 2/13/31 ... United States 1,880,000 1,716,668
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 ... United States 90,000 92,403
Senior Bond , 5.511% to 1/23/35, FRN thereafter , 1/24/36 ... United States 1,549,000 1,587,879
Senior Note , 6.204% to 11/09/27, FRN thereafter , 11/10/28 .. United States 1,020,000 1,058,741
Senior Note , 5.162% to 1/23/30, FRN thereafter , 1/24/31 .... United States 1,551,000 1,587,157
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 1,945,000 1,949,335
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 1,729,000 1,585,312
L , Sub. Bond , 4.183% , 11/25/27 ...................... United States 450,000 447,643
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 1,665,000 1,703,798

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 1,250,000 $ 1,277,397
b
CaixaBank SA ,
Senior Non-Preferred Note , 144A, 4.634% to 7/02/28, FRN
thereafter , 7/03/29 ................................. Spain 1,140,000 1,138,515
Senior Non-Preferred Note , 144A, 5.673% to 3/14/29, FRN
thereafter , 3/15/30 ................................. Spain 950,000 981,011
Citigroup, Inc. ,
c
CC , Junior Sub. Bond , 7.125% to 8/14/29, FRN thereafter ,
Perpetual ....................................... United States 567,000 581,321
c
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 2,231,000 2,255,541
Sub. Bond , 4.45% , 9/29/27 .......................... United States 918,000 915,602
Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ..... United States 923,000 965,567
Sub. Bond , 4.75% , 5/18/46 .......................... United States 90,000 77,714
b
Commonwealth Bank of Australia ,
Sub. Bond , 144A, 2.688% , 3/11/31 .................... Australia 1,790,000 1,595,969
Sub. Bond , 144A, 5.837% , 3/13/34 .................... Australia 960,000 990,774
b
Credit Agricole SA , Sub. Bond , 144A, 4% to 1/09/28, FRN
thereafter , 1/10/33 ................................. France 250,000 243,481
Fifth Third Bancorp ,
Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 .... United States 930,000 977,594
Senior Note , 4.895% to 9/05/29, FRN thereafter , 9/06/30 .... United States 360,000 363,237
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 505,000 512,830
JPMorgan Chase & Co. ,
Senior Bond , 4.946% to 10/21/34, FRN thereafter , 10/22/35 . United States 2,790,000 2,760,455
Senior Bond , 5.502% to 1/23/35, FRN thereafter , 1/24/36 ... United States 650,000 667,119
Senior Note , 4.323% to 4/25/27, FRN thereafter , 4/26/28 .... United States 445,000 443,869
Senior Note , 4.603% to 10/21/29, FRN thereafter , 10/22/30 .. United States 2,790,000 2,796,916
Senior Note , 5.14% to 1/23/30, FRN thereafter , 1/24/31 ..... United States 1,655,000 1,691,789
Sub. Bond , 2.956% to 5/12/30, FRN thereafter , 5/13/31 ..... United States 2,695,000 2,497,628
Sub. Bond , 5.717% to 9/13/32, FRN thereafter , 9/14/33 ..... United States 1,471,000 1,533,368
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 500,000 507,728
NatWest Group plc , Senior Note , 5.847% to 3/01/26, FRN
thereafter , 3/02/27 ................................. United Kingdom 230,000 231,539
PNC Financial Services Group, Inc. (The) ,
Senior Bond , 5.373% to 7/20/35, FRN thereafter , 7/21/36 ... United States 340,000 343,655
Sub. Bond , 4.626% to 6/05/32, FRN thereafter , 6/06/33 ..... United States 2,530,000 2,463,819
Royal Bank of Canada , Senior Note , 5.2% , 8/01/28 ..........
Canada 1,005,000 1,030,379
Toronto-Dominion Bank (The) , Junior Sub. Bond , 8.125% to
10/30/27, FRN thereafter , 10/31/82 ..................... Canada 465,000 491,313
d
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 420,000 416,847
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 576,000 596,198
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 324,000 275,125
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 1,380,000 1,421,174
Wells Fargo Bank NA , Sub. Bond , 6.6% , 1/15/38 ............
United States 330,000 364,767
Westpac Banking Corp. ,
Sub. Bond , 4.421% , 7/24/39 ......................... Australia 108,000 97,393
Sub. Bond , 2.963% , 11/16/40 ........................ Australia 131,000 97,027
47,825,329

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology 0.2%
Amgen, Inc. ,
Senior Bond , 4.2% , 3/01/33 .......................... United States 900,000 $ 864,088
Senior Bond , 5.65% , 3/02/53 ......................... United States 659,000 637,679
Senior Bond , 5.75% , 3/02/63 ......................... United States 450,000 432,053
Senior Note , 5.25% , 3/02/30 ......................... United States 206,000 211,696
Biogen, Inc. , Senior Bond , 2.25% , 5/01/30 .................
United States 404,000 362,589
2,508,105
Capital Markets 2.0%
Ares Capital Corp. ,
Senior Note , 3.875% , 1/15/26 ........................ United States 2,465,000 2,454,948
Senior Note , 7% , 1/15/27 ........................... United States 605,000 623,007
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 1,525,000 1,484,432
Deutsche Bank AG , Senior Non-Preferred Note , 2.311% to
11/15/26, FRN thereafter , 11/16/27 ..................... Germany 584,000 566,823
Goldman Sachs Group, Inc. (The) , Senior Bond , 4.223% to
4/30/28, FRN thereafter , 5/01/29 ...................... United States 665,000 661,069
Intercontinental Exchange, Inc. ,
Senior Bond , 1.85% , 9/15/32 ......................... United States 103,000 85,507
Senior Note , 4.35% , 6/15/29 ......................... United States 146,000 146,199
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 1,410,000 1,443,926
Jefferies Financial Group, Inc. ,
Senior Note , 5.03% , 3/16/26 ......................... United States 745,000 745,679
Senior Note , 6.2% , 4/14/34 .......................... United States 342,000 357,451
b
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 1,022,000 993,890
LPL Holdings, Inc. ,
Senior Note , 6.75% , 11/17/28 ........................ United States 300,000 318,638
Senior Note , 5.2% , 3/15/30 .......................... United States 1,461,000 1,479,439
Morgan Stanley ,
Senior Note , 2.475% to 1/20/27, FRN thereafter , 1/21/28 .... United States 3,000,000 2,912,342
Senior Note , 5.123% to 1/31/28, FRN thereafter , 2/01/29 .... United States 2,085,000 2,115,930
Senior Note , 4.994% to 4/11/28, FRN thereafter , 4/12/29 .... United States 1,530,000 1,549,165
Senior Note , 5.23% to 1/14/30, FRN thereafter , 1/15/31 ..... United States 820,000 840,225
Sub. Bond , 4.35% , 9/08/26 .......................... United States 1,270,000 1,266,985
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 214,000 220,849
Sub. Bond , 5.942% to 2/06/34, FRN thereafter , 2/07/39 ..... United States 459,000 474,098
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 1,156,000 1,085,418
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 58,000 60,197
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............
United States 200,000 185,719
b
UBS Group AG ,
Senior Note , 144A, 1.305% to 2/01/26, FRN thereafter , 2/02/27 Switzerland 250,000 245,902
Senior Note , 144A, 5.428% to 2/07/29, FRN thereafter , 2/08/30 Switzerland 815,000 835,781
23,153,619
Chemicals 0.5%
Celanese US Holdings LLC , Senior Note , 6.665% , 7/15/27 ....
United States 138,000 141,534
DuPont de Nemours, Inc. , Senior Bond , 5.419% , 11/15/48 .....
United States 2,027,000 2,028,488
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 1,715,000 1,777,309
Huntsman International LLC ,
Senior Bond , 4.5% , 5/01/29 .......................... United States 185,000 175,943
Senior Bond , 5.7% , 10/15/34 ......................... United States 1,080,000 996,190

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
International Flavors & Fragrances, Inc. ,
Senior Bond , 4.45% , 9/26/28 ......................... United States 90,000 $ 89,666
b
Senior Bond , 144A, 2.3% , 11/01/30 .................... United States 38,000 33,538
Nutrien Ltd. , Senior Bond , 4.2% , 4/01/29 ..................
Canada 160,000 158,148
5,400,816
Commercial Services & Supplies 0.3%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 1,095,000 1,121,409
Waste Connections, Inc. , Senior Bond , 5% , 3/01/34 ..........
United States 1,948,000 1,961,201
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 397,000 405,132
3,487,742
Communications Equipment 0.2%
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 ...........
United States 639,000 650,837
Motorola Solutions, Inc. ,
Senior Bond , 2.3% , 11/15/30 ......................... United States 290,000 257,718
Senior Note , 4.85% , 8/15/30 ......................... United States 333,000 335,374
Senior Note , 5.2% , 8/15/32 .......................... United States 1,134,000 1,149,619
2,393,548
Construction & Engineering 0.1%
MasTec, Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 765,000 792,539
Consumer Finance 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 2,195,000 1,986,756
Senior Note , 5.1% , 1/19/29 .......................... Ireland 1,435,000 1,457,813
b
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 695,000 702,224
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 486,000 549,321
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 1,000,000 1,009,363
b
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 5.75% , 11/15/29 ................... Ireland 1,437,000 1,480,010
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 1,465,000 1,460,254
Capital One Financial Corp. ,
Senior Note , 7.624% to 10/29/30, FRN thereafter , 10/30/31 .. United States 465,000 523,734
Sub. Bond , 2.359% to 7/28/31, FRN thereafter , 7/29/32 ..... United States 211,000 179,727
Ford Motor Credit Co. LLC ,
Senior Note , 5.8% , 3/05/27 .......................... United States 720,000 724,271
Senior Note , 4.125% , 8/17/27 ........................ United States 290,000 282,626
General Motors Financial Co., Inc. ,
Senior Note , 5.8% , 1/07/29 .......................... United States 465,000 479,574
Senior Note , 4.9% , 10/06/29 ......................... United States 380,000 379,529
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note , 144A, 6.4% , 3/26/29 ..................... United Kingdom 2,345,000 2,439,700
Senior Note , 144A, 5.15% , 3/17/30 .................... United Kingdom 49,000 49,012
Senior Note , 144A, 6.5% , 3/26/31 ..................... United Kingdom 38,000 40,263
13,744,177
Consumer Staples Distribution & Retail 0.2%
b
7-Eleven, Inc. ,
Senior Bond , 144A, 1.8% , 2/10/31 ..................... United States 296,000 251,841
Senior Note , 144A, 1.3% , 2/10/28 ..................... United States 2,322,000 2,152,262

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail (continued)
b
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 3.55% ,
7/26/27 ......................................... Canada 150,000 $ 147,520
2,551,623
Containers & Packaging 0.0%
†
WestRock MWV LLC , Senior Bond , 8.2% , 1/15/30 ...........
United States 103,000 118,146
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 140,000 127,684
Diversified REITs 0.5%
GLP Capital LP / GLP Financing II, Inc. ,
Senior Bond , 6.75% , 12/01/33 ........................ United States 414,000 443,900
Senior Note , 5.375% , 4/15/26 ........................ United States 1,037,000 1,037,950
VICI Properties LP ,
Senior Note , 4.75% , 2/15/28 ......................... United States 140,000 140,609
Senior Note , 5.125% , 11/15/31 ....................... United States 815,000 814,812
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note , 144A, 3.75% , 2/15/27 .................... United States 1,607,000 1,579,991
Senior Note , 144A, 4.5% , 1/15/28 ..................... United States 1,485,000 1,471,593
Senior Note , 144A, 3.875% , 2/15/29 ................... United States 640,000 619,733
6,108,588
Diversified Telecommunication Services 0.2%
AT&T, Inc. ,
Senior Bond , 4.35% , 3/01/29 ......................... United States 430,000 428,900
Senior Bond , 2.55% , 12/01/33 ........................ United States 2,361,000 1,969,279
Senior Note , 4.1% , 2/15/28 .......................... United States 430,000 427,166
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 265,000 283,386
3,108,731
Electric Utilities 2.7%
American Electric Power Co., Inc. , J , Senior Bond , 4.3% ,
12/01/28 ........................................ United States 305,000 303,636
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 1,694,000 1,490,952
DTE Electric Co. , Senior Bond , 5.25% , 5/15/35 .............
United States 980,000 995,957
Duke Energy Corp. ,
Senior Bond , 5.45% , 6/15/34 ......................... United States 157,000 161,025
Senior Bond , 5.8% , 6/15/54 .......................... United States 113,000 110,549
Senior Note , 4.85% , 1/05/29 ......................... United States 400,000 404,771
Duke Energy Ohio, Inc. ,
Senior Bond , 3.65% , 2/01/29 ......................... United States 89,000 86,943
Senior Bond , 5.25% , 4/01/33 ......................... United States 900,000 919,907
b
Enel Finance International NV , Senior Bond , 144A, 7.5% ,
10/14/32 ........................................ Italy 600,000 685,266
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 290,000 293,674
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 874,000 893,839
Exelon Corp. ,
Senior Bond , 5.625% , 6/15/35 ........................ United States 1,427,000 1,461,864
Senior Note , 5.15% , 3/15/29 ......................... United States 1,090,000 1,115,133
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 215,000 214,696
Georgia Power Co. ,
Senior Bond , 4.95% , 5/17/33 ......................... United States 252,000 253,295
Senior Bond , 5.25% , 3/15/34 ......................... United States 653,000 664,346

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 3.55% , 5/01/27 ......................... United States 1,194,000 $ 1,175,893
Senior Bond , 5.9% , 3/15/55 .......................... United States 445,000 444,189
Senior Note , 5.3% , 3/15/32 .......................... United States 1,390,000 1,427,722
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 700,000 704,297
b
NRG Energy, Inc. ,
Senior Secured Note , 144A, 2% , 12/02/25 ............... United States 695,000 687,246
Senior Secured Note , 144A, 2.45% , 12/02/27 ............ United States 3,400,000 3,222,931
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond , 4.95% , 9/15/52 .................. United States 383,000 341,450
Senior Secured Note , 3.7% , 11/15/28 .................. United States 300,000 294,171
Pacific Gas and Electric Co. ,
Senior Bond , 5.9% , 6/15/32 .......................... United States 1,227,000 1,263,747
Senior Bond , 4.95% , 7/01/50 ......................... United States 162,000 134,067
Senior Bond , 6.75% , 1/15/53 ......................... United States 1,915,000 1,990,473
Senior Note , 6.1% , 1/15/29 .......................... United States 450,000 465,547
PacifiCorp , Senior Bond , 2.7% , 9/15/30 ...................
United States 188,000 171,414
Southern Co. (The) ,
Senior Bond , 5.7% , 3/15/34 .......................... United States 594,000 618,652
Senior Note , 5.5% , 3/15/29 .......................... United States 70,000 72,547
Virginia Electric and Power Co. , Senior Bond , 5.05% , 8/15/34 ..
United States 1,460,000 1,463,069
b
Vistra Operations Co. LLC ,
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 1,015,000 999,603
Senior Secured Bond , 144A, 6.95% , 10/15/33 ............ United States 604,000 664,524
Senior Secured Bond , 144A, 6% , 4/15/34 ............... United States 517,000 537,050
Senior Secured Bond , 144A, 5.7% , 12/30/34 ............. United States 1,895,000 1,930,846
Senior Secured Note , 144A, 3.7% , 1/30/27 .............. United States 650,000 641,285
Wisconsin Electric Power Co. , Senior Bond , 4.6% , 10/01/34 ...
United States 813,000 798,559
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 1,700,000 1,733,025
31,838,160
Electrical Equipment 0.3%
Regal Rexnord Corp. , Senior Note , 6.05% , 4/15/28 ..........
United States 2,580,000 2,659,006
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 1,634,000 1,590,617
4,249,623
Electronic Equipment, Instruments & Components 0.1%
Flex Ltd. , Senior Note , 5.25% , 1/15/32 ...................
United States 695,000 703,386
Entertainment 0.1%
Netflix, Inc. ,
Senior Bond , 5.4% , 8/15/54 .......................... United States 205,000 200,911
b
Senior Bond , 144A, 5.375% , 11/15/29 .................. United States 1,230,000 1,277,358
1,478,269
Financial Services 0.1%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 615,000 601,052
Global Payments, Inc. , Senior Note , 2.15% , 1/15/27 .........
United States 100,000 96,630
697,682

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 0.8%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 3% , 2/02/29 ........................... United States 1,583,000 $ 1,500,255
Senior Note , 5.75% , 4/01/33 ......................... United States 106,000 108,767
Senior Note , 6.75% , 3/15/34 ......................... United States 1,346,000 1,465,986
b
JBS USA LUX SARL / JBS USA Food Co. / JBS USA Foods
Group, Inc. , Senior Bond , 144A, 5.95% , 4/20/35 ........... United States 315,000 325,345
Kellanova ,
Senior Bond , 4.5% , 4/01/46 .......................... United States 159,000 135,648
B , Senior Bond , 7.45% , 4/01/31 ....................... United States 1,627,000 1,854,216
b
Mars, Inc. ,
Senior Bond , 144A, 5.65% , 5/01/45 .................... United States 630,000 626,155
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 510,000 503,696
Senior Bond , 144A, 5.8% , 5/01/65 ..................... United States 325,000 322,104
Senior Note , 144A, 4.65% , 4/20/31 .................... United States 854,000 858,110
Senior Note , 144A, 5% , 3/01/32 ...................... United States 525,000 530,111
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 700,000 703,743
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 609,000 547,486
9,481,622
Gas Utilities 0.0%
†
CenterPoint Energy Resources Corp. , Senior Bond , 5.4% ,
7/01/34 ......................................... United States 342,000 347,431
Ground Transportation 0.4%
b
Ashtead Capital, Inc. ,
Senior Bond , 144A, 4.375% , 8/15/27 ................... United Kingdom 305,000 302,791
Senior Bond , 144A, 5.95% , 10/15/33 ................... United Kingdom 1,890,000 1,962,273
Senior Bond , 144A, 5.8% , 4/15/34 ..................... United Kingdom 375,000 385,261
b
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 4.4% , 7/01/27 ............................... United States 150,000 149,434
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 700,000 709,589
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 575,000 586,073
4,095,421
Health Care Equipment & Supplies 0.0%
†
GE HealthCare Technologies, Inc. ,
Senior Note , 5.65% , 11/15/27 ........................ United States 155,000 158,953
Senior Note , 4.8% , 8/14/29 .......................... United States 240,000 242,814
401,767
Health Care Providers & Services 0.8%
Centene Corp. , Senior Note , 2.625% , 8/01/31 ..............
United States 2,300,000 1,922,158
CVS Health Corp. ,
Senior Bond , 4.78% , 3/25/38 ......................... United States 1,726,000 1,578,093
Senior Note , 5.4% , 6/01/29 .......................... United States 3,000,000 3,080,317
HCA, Inc. ,
Senior Bond , 4.5% , 2/15/27 .......................... United States 150,000 149,730
Senior Bond , 5.6% , 4/01/34 .......................... United States 527,000 537,676
Senior Bond , 6% , 4/01/54 ........................... United States 692,000 672,396
Senior Note , 3.625% , 3/15/32 ........................ United States 77,000 70,893
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 285,000 292,701
Icon Investments Six DAC ,
Senior Secured Note , 5.809% , 5/08/27 ................. United States 300,000 305,070

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Icon Investments Six DAC, (continued)
Senior Secured Note , 5.849% , 5/08/29 ................. United States 200,000 $ 207,466
UnitedHealth Group, Inc. ,
Senior Bond , 4.625% , 7/15/35 ........................ United States 270,000 259,264
Senior Bond , 5.875% , 2/15/53 ........................ United States 574,000 566,799
9,642,563
Hotels, Restaurants & Leisure 0.6%
b
Carnival Corp. ,
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 245,000 248,666
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 1,270,000 1,280,185
Senior Secured Note , 144A, 4% , 8/01/28 ................ United States 3,374,000 3,279,106
Hyatt Hotels Corp. ,
Senior Note , 5.75% , 1/30/27 ......................... United States 664,000 675,145
Senior Note , 5.25% , 6/30/29 ......................... United States 495,000 503,782
Senior Note , 5.375% , 12/15/31 ....................... United States 335,000 339,728
Las Vegas Sands Corp. , Senior Note , 3.5% , 8/18/26 .........
United States 635,000 625,763
6,952,375
Household Durables 0.6%
DR Horton, Inc. , Senior Bond , 5% , 10/15/34 ...............
United States 4,245,000 4,198,018
Toll Brothers Finance Corp. ,
Senior Bond , 4.35% , 2/15/28 ......................... United States 987,000 982,014
Senior Bond , 3.8% , 11/01/29 ......................... United States 1,355,000 1,316,922
6,496,954
Independent Power and Renewable Electricity Producers 0.3%
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 1,060,000 1,126,553
Constellation Energy Generation LLC ,
Senior Bond , 6.125% , 1/15/34 ........................ United States 229,000 246,425
Senior Bond , 6.5% , 10/01/53 ......................... United States 558,000 604,034
Senior Bond , 5.75% , 3/15/54 ......................... United States 450,000 442,045
Senior Note , 5.6% , 3/01/28 .......................... United States 1,005,000 1,035,229
3,454,286
Insurance 1.1%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 695,000 701,536
b
Athene Global Funding ,
Secured Note , 144A, 5.526% , 7/11/31 .................. United States 810,000 827,085
Secured Note , 144A, 5.322% , 11/13/31 ................. United States 935,000 941,246
Athene Holding Ltd. ,
Senior Bond , 5.875% , 1/15/34 ........................ United States 505,000 520,966
Senior Bond , 6.25% , 4/01/54 ......................... United States 306,000 302,383
Brown & Brown, Inc. ,
Senior Bond , 5.55% , 6/23/35 ......................... United States 630,000 637,178
Senior Note , 4.9% , 6/23/30 .......................... United States 1,310,000 1,315,962
Senior Note , 5.25% , 6/23/32 ......................... United States 471,000 476,709
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 368,000 365,292
b
CNO Global Funding ,
Secured Note , 144A, 2.65% , 1/06/29 ................... United States 642,000 599,366
Secured Note , 144A, 4.95% , 9/09/29 ................... United States 797,000 804,139
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 950,000 979,135
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 340,000 342,095

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Fidelity National Financial, Inc. , Senior Bond , 3.2% , 9/17/51 ...
United States 91,000 $ 55,913
b
Metropolitan Life Global Funding I , Senior Secured Bond , 144A,
2.95% , 4/09/30 ................................... United States 360,000 337,054
b
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.8% , 7/27/26 .................................... United States 250,000 253,355
b
Nippon Life Insurance Co. , Sub. Bond , 144A, 6.5% to 4/29/35,
FRN thereafter , 4/30/55 ............................. Japan 1,870,000 1,958,739
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 595,000 613,932
12,032,085
Interactive Media & Services 0.2%
Meta Platforms, Inc. ,
Senior Bond , 5.4% , 8/15/54 .......................... United States 952,000 920,613
Senior Bond , 5.75% , 5/15/63 ......................... United States 607,000 610,522
Senior Bond , 5.55% , 8/15/64 ......................... United States 939,000 911,708
2,442,843
IT Services 0.2%
b
Gartner, Inc. ,
Senior Bond , 144A, 3.75% , 10/01/30 ................... United States 2,621,000 2,455,212
Senior Note , 144A, 3.625% , 6/15/29 ................... United States 44,000 41,765
2,496,977
Leisure Products 0.2%
Brunswick Corp. ,
Senior Bond , 2.4% , 8/18/31 .......................... United States 1,232,000 1,051,407
Senior Bond , 5.1% , 4/01/52 .......................... United States 1,160,000 898,867
Senior Note , 5.85% , 3/18/29 ......................... United States 375,000 385,568
2,335,842
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 431,000 430,891
Machinery 0.1%
Westinghouse Air Brake Technologies Corp. , Senior Bond ,
5.611% , 3/11/34 ................................... United States 895,000 925,864
Media 0.6%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured
Bond , 4.8% , 3/01/50 ............................... United States 59,000 45,783
Interpublic Group of Cos., Inc. (The) , Senior Bond , 2.4% , 3/01/31
United States 98,000 86,942
Paramount Global ,
Senior Bond , 4.2% , 6/01/29 .......................... United States 435,000 423,400
Senior Bond , 4.375% , 3/15/43 ........................ United States 1,280,000 969,354
Senior Note , 3.7% , 6/01/28 .......................... United States 507,000 491,336
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 3,560,000 4,105,188
6,122,003
Metals & Mining 0.2%
b
Glencore Funding LLC ,
Senior Bond , 144A, 2.5% , 9/01/30 ..................... Australia 396,000 356,491
Senior Bond , 144A, 5.634% , 4/04/34 ................... Australia 936,000 954,940

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
b
Glencore Funding LLC, (continued)
Senior Note , 144A, 6.375% , 10/06/30 .................. Australia 422,000 $ 451,528
1,762,959
Multi-Utilities 0.4%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 565,000 574,515
DTE Energy Co. ,
Senior Bond , 5.85% , 6/01/34 ......................... United States 160,000 167,525
Senior Note , 4.95% , 7/01/27 ......................... United States 510,000 514,754
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 755,000 772,812
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 170,000 161,936
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 301,000 307,842
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 810,000 801,769
3,301,153
Oil, Gas & Consumable Fuels 2.4%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 1,520,000 1,383,174
Canadian Natural Resources Ltd. ,
Senior Bond , 7.2% , 1/15/32 .......................... Canada 621,000 682,461
b
Senior Note , 144A, 5% , 12/15/29 ..................... Canada 1,144,000 1,152,058
Cheniere Energy Partners LP ,
Senior Bond , 3.25% , 1/31/32 ......................... United States 2,767,000 2,488,476
Senior Note , 4.5% , 10/01/29 ......................... United States 910,000 900,618
b
Columbia Pipelines Operating Co. LLC ,
Senior Bond , 144A, 6.544% , 11/15/53 .................. United States 242,000 250,088
Senior Note , 144A, 5.927% , 8/15/30 ................... United States 229,000 241,087
b
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 United States 1,485,000 1,511,681
Eastern Energy Gas Holdings LLC ,
Senior Bond , 5.8% , 1/15/35 .......................... United States 989,000 1,026,500
Senior Bond , 5.65% , 10/15/54 ........................ United States 376,000 360,310
Enbridge, Inc. , Senior Note , 4.9% , 6/20/30 ................
Canada 1,220,000 1,231,113
Energy Transfer LP ,
c
B , Junior Sub. Bond , 6.625% to 2/14/28, FRN thereafter ,
Perpetual ....................................... United States 1,471,000 1,468,866
Senior Note , 5.25% , 7/01/29 ......................... United States 1,190,000 1,217,329
Senior Note , 5.2% , 4/01/30 .......................... United States 1,389,000 1,416,219
Kinder Morgan, Inc. ,
Senior Bond , 7.75% , 1/15/32 ......................... United States 1,683,000 1,933,053
Senior Note , 5% , 2/01/29 ........................... United States 205,000 207,704
Occidental Petroleum Corp. ,
Senior Bond , 7.5% , 5/01/31 .......................... United States 486,000 534,740
Senior Note , 5.2% , 8/01/29 .......................... United States 310,000 310,998
ONEOK, Inc. ,
Senior Bond , 6.05% , 9/01/33 ......................... United States 311,000 326,500
Senior Note , 4.75% , 10/15/31 ........................ United States 1,115,000 1,104,902
Senior Note , 6.1% , 11/15/32 ......................... United States 180,000 190,377
Ovintiv, Inc. , Senior Bond , 6.25% , 7/15/33 .................
United States 63,000 65,185
b
South Bow USA Infrastructure Holdings LLC ,
Senior Bond , 144A, 5.584% , 10/01/34 .................. Canada 975,000 963,039
Senior Note , 144A, 5.026% , 10/01/29 .................. Canada 1,475,000 1,474,227
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond , 5% , 1/15/28 ........................... United States 840,000 839,241

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP / Targa Resources Partners
Finance Corp., (continued)
Senior Bond , 4.875% , 2/01/31 ........................ United States 221,000 $ 218,520
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 2,360,000 2,425,606
Viper Energy Partners LLC ,
Senior Bond , 5.7% , 8/01/35 .......................... United States 706,000 702,135
Senior Note , 4.9% , 8/01/30 .......................... United States 320,000 318,849
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 992,000 1,014,515
27,959,571
Paper & Forest Products 0.1%
b
Georgia-Pacific LLC , Senior Note , 144A, 4.95% , 6/30/32 ...... United States 1,440,000 1,450,891
Passenger Airlines 0.2%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 2,500,000 2,481,766
Personal Care Products 0.3%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 1,315,000 1,293,419
Kenvue, Inc. ,
Senior Note , 4.85% , 5/22/32 ......................... United States 1,475,000 1,487,094
Senior Note , 4.9% , 3/22/33 .......................... United States 1,034,000 1,046,305
3,826,818
Pharmaceuticals 0.8%
Bristol-Myers Squibb Co. , Senior Bond , 4.125% , 6/15/39 ......
United States 2,180,000 1,924,782
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond , 4.75% , 5/19/33 ......................... United States 1,230,000 1,223,103
Senior Bond , 5.3% , 5/19/53 .......................... United States 1,474,000 1,377,340
Senior Note , 4.45% , 5/19/28 ......................... United States 234,000 234,970
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 295,000 315,064
Royalty Pharma plc ,
Senior Bond , 5.4% , 9/02/34 .......................... United States 974,000 982,902
Senior Note , 5.15% , 9/02/29 ......................... United States 967,000 985,011
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................
United States 2,646,000 2,370,915
9,414,087
Professional Services 0.1%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 1,650,000 1,686,343
Semiconductors & Semiconductor Equipment 0.6%
Broadcom, Inc. ,
Senior Bond , 4.15% , 11/15/30 ........................ United States 288,000 282,162
b
Senior Bond , 144A, 4.926% , 5/15/37 ................... United States 2,606,000 2,519,460
Senior Note , 5.05% , 7/12/29 ......................... United States 2,275,000 2,322,487
b
Foundry JV Holdco LLC ,
Senior Secured Note , 144A, 5.5% , 1/25/31 .............. United States 380,000 388,103
Senior Secured Note , 144A, 5.9% , 1/25/33 .............. United States 575,000 591,409
Marvell Technology, Inc. ,
Senior Note , 5.75% , 2/15/29 ......................... United States 400,000 415,377
Senior Note , 4.75% , 7/15/30 ......................... United States 265,000 265,247
Senior Note , 5.95% , 9/15/33 ......................... United States 368,000 388,318
7,172,563

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software 0.4%
Atlassian Corp. ,
Senior Bond , 5.5% , 5/15/34 .......................... United States 146,000 $ 148,315
Senior Note , 5.25% , 5/15/29 ......................... United States 243,000 248,109
Oracle Corp. ,
Senior Bond , 2.875% , 3/25/31 ........................ United States 2,090,000 1,895,186
Senior Bond , 4.3% , 7/08/34 .......................... United States 923,000 868,134
Senior Bond , 3.65% , 3/25/41 ......................... United States 517,000 404,426
Senior Bond , 4% , 11/15/47 .......................... United States 41,000 31,082
Synopsys, Inc. ,
Senior Bond , 5.15% , 4/01/35 ......................... United States 1,265,000 1,270,096
Senior Bond , 5.7% , 4/01/55 .......................... United States 90,000 88,818
4,954,166
Specialized REITs 0.6%
American Tower Corp. ,
Senior Bond , 3.95% , 3/15/29 ......................... United States 925,000 906,034
Senior Bond , 3.8% , 8/15/29 .......................... United States 600,000 582,968
Senior Bond , 2.9% , 1/15/30 .......................... United States 481,000 446,949
Senior Bond , 2.7% , 4/15/31 .......................... United States 1,670,000 1,494,954
Senior Note , 5.5% , 3/15/28 .......................... United States 225,000 230,590
Crown Castle, Inc. ,
Senior Bond , 3.65% , 9/01/27 ......................... United States 505,000 495,958
Senior Bond , 3.8% , 2/15/28 .......................... United States 125,000 122,572
Senior Note , 4.9% , 9/01/29 .......................... United States 2,145,000 2,161,290
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 144,000 142,973
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 760,000 717,929
7,302,217
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15% , 1/15/32 ......................... United States 325,000 291,883
Senior Bond , 4.1% , 1/15/52 .......................... United States 1,960,000 1,399,454
1,691,337
Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard Enterprise Co. ,
Senior Bond , 5% , 10/15/34 .......................... United States 253,000 245,524
Senior Bond , 5.6% , 10/15/54 ......................... United States 506,000 465,445
Senior Note , 4.55% , 10/15/29 ........................ United States 435,000 432,577
Senior Note , 4.85% , 10/15/31 ........................ United States 1,506,000 1,500,912
2,644,458
Textiles, Apparel & Luxury Goods 0.3%
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 1,080,000 1,088,501
Tapestry, Inc. ,
Senior Bond , 3.05% , 3/15/32 ......................... United States 319,000 284,398
Senior Bond , 5.5% , 3/11/35 .......................... United States 824,000 828,288
Senior Note , 5.1% , 3/11/30 .......................... United States 691,000 700,863
2,902,050
Tobacco 0.4%
Philip Morris International, Inc. ,
Senior Note , 5.125% , 2/15/30 ........................ United States 2,013,000 2,061,824

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco (continued)
Philip Morris International, Inc., (continued)
Senior Note , 4.75% , 11/01/31 ........................ United States 2,460,000 $ 2,463,675
4,525,499
Trading Companies & Distributors 0.6%
Air Lease Corp. , Senior Note , 5.85% , 12/15/27 .............
United States 805,000 828,789
b
Aircastle Ltd. , Senior Note , 144A, 6.5% , 7/18/28 ............ United States 3,265,000 3,412,597
b
Aviation Capital Group LLC ,
Senior Note , 144A, 5.375% , 7/15/29 ................... United States 1,920,000 1,954,379
Senior Note , 144A, 5.125% , 4/10/30 ................... United States 770,000 775,847
6,971,612
Wireless Telecommunication Services 0.8%
Rogers Communications, Inc. ,
Senior Note , 5% , 2/15/29 ........................... Canada 740,000 749,634
Senior Note , 3.8% , 3/15/32 .......................... Canada 2,653,000 2,473,473
Sub. Bond , 7.125% to 4/14/35, FRN thereafter , 4/15/55 ..... Canada 790,000 808,813
NC5 , Sub. Bond , 7% to 4/14/30, FRN thereafter , 4/15/55 .... Canada 1,570,000 1,609,048
T-Mobile USA, Inc. ,
Senior Bond , 5.05% , 7/15/33 ......................... United States 1,577,000 1,579,961
Senior Note , 2.05% , 2/15/28 ......................... United States 595,000 561,738
Senior Note , 3.375% , 4/15/29 ........................ United States 460,000 441,944
Senior Note , 5.125% , 5/15/32 ........................ United States 1,410,000 1,431,048
9,655,659
Total Corporate Bonds (Cost $ 328,194,778 ) ...................................
333,142,708
Foreign Government and Agency Securities 0.3%
b
Electricite de France SA ,
Senior Bond , 144A, 5.95% , 4/22/34 .................... France 2,325,000 2,429,226
Senior Bond , 144A, 4.75% , 10/13/35 ................... France 630,000 608,583
Total Foreign Government and Agency Securities (Cost $ 2,976,068 ) .............
3,037,809
U.S. Government and Agency Securities 31.8%
U.S. Treasury Bonds ,
4.25%, 11/15/40 .................................. United States 22,380,000 21,250,510
2.75%, 8/15/42 ................................... United States 10,370,000 7,856,895
3.375%, 11/15/48 ................................. United States 31,840,000 24,887,437
3%, 2/15/49 ..................................... United States 26,760,000 19,474,172
2.875%, 5/15/49 .................................. United States 10,690,000 7,574,032
2.25%, 2/15/52 ................................... United States 16,320,000 9,825,150
2.875%, 5/15/52 .................................. United States 18,360,000 12,737,609
U.S. Treasury Notes ,
0.5%, 2/28/26 .................................... United States 4,410,000 4,313,811
2.375%, 5/15/27 .................................. United States 12,040,000 11,710,546
3.875%, 5/31/27 .................................. United States 6,090,000 6,079,771
1.125%, 8/31/28 .................................. United States 34,300,000 31,574,758
1.25%, 9/30/28 ................................... United States 15,830,000 14,598,228
1.875%, 2/28/29 .................................. United States 34,150,000 31,863,551
2.375%, 3/31/29 .................................. United States 17,280,000 16,383,938
4%, 2/15/34 ..................................... United States 21,140,000 20,735,367
4.375%, 5/15/34 .................................. United States 43,340,000 43,611,721

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
3.875%, 8/15/34 .................................. United States 90,510,000 $ 87,580,800
Total U.S. Government and Agency Securities (Cost $ 377,393,616 ) ..............
372,058,296
Asset-Backed Securities 7.1%
Automobiles 0.1%
Volkswagen Auto Loan Enhanced Trust , 2025-1 , A2A , 4.51% ,
1/20/28 . ......................................... United States 1,291,000 1,291,157
Banks 0.3%
Capital One Multi-Asset Execution Trust ,
2022-A3 , A , 4.95% , 10/15/27 ......................... United States 2,634,000 2,636,379
2023-A1 , A , 4.42% , 5/15/28 .......................... United States 500,000 500,227
3,136,606
a a a a a a
Capital Markets 0.3%
b ,e
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.768% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 3,200,000 3,207,527
Consumer Finance 1.5%
American Express Credit Account Master Trust ,
2022-3 , A , 3.75% , 8/15/27 ........................... United States 2,496,000 2,494,997
2022-4 , A , 4.95% , 10/15/27 .......................... United States 2,500,000 2,502,060
Capital One Prime Auto Receivables Trust , 2024-1 , A2A , 4.61% ,
10/15/27 . ........................................ United States 1,068,290 1,068,380
Discover Card Execution Note Trust , 2022-A4 , A , 5.03% ,
10/15/27 . ........................................ United States 2,149,000 2,151,441
GM Financial Consumer Automobile Receivables Trust , 2023-3 ,
A3 , 5.45% , 6/16/28 . ................................ United States 1,677,385 1,687,593
b
Golden Credit Card Trust , 2022-4A , A , 144A, 4.31% , 9/15/27 . .. Canada 4,244,000 4,241,843
Harley-Davidson Motorcycle Trust ,
2022-A , A3 , 3.06% , 2/15/27 .......................... United States 13,577 13,565
2023-B , A3 , 5.69% , 8/15/28 .......................... United States 816,903 822,515
Hyundai Auto Receivables Trust , 2023-B , A3 , 5.48% , 4/17/28 . ..
United States 1,693,681 1,704,315
Toyota Auto Receivables Owner Trust ,
2023-B , A3 , 4.71% , 2/15/28 .......................... United States 218,054 218,436
2023-C , A3 , 5.16% , 4/17/28 .......................... United States 498,184 500,539
World Omni Auto Receivables Trust , 2024-A , A3 , 4.86% , 3/15/29 .
United States 505,000 506,863
17,912,547
a a a a a a
Financial Services 4.9%
b ,e
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.765% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 450,000 451,879
b ,e
Angel Oak Mortgage Trust , 2025-HB1 , A1 , 144A, FRN , 6.15% ,
( 30-day SOFR Average + 1.8% ), 2/25/55 . ................ United States 725,899 732,108
b ,e
Apidos CLO XXXIV , 2020-34A , A1R , 144A, FRN , 5.737% ,
( 3-month SOFR + 1.412% ), 1/20/35 . ................... United States 2,310,000 2,315,095
b ,e
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 5.482% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 500,000 500,600
b
Bayview Opportunity Master Fund VII Trust , 2023-1A , A , 144A,
6.93% , 10/28/60 . .................................. United States 295,139 298,560
b ,e
BDS Ltd. ,
2021-FL10 , A , 144A, FRN , 5.814% , ( 1-month SOFR + 1.464% ),
12/16/36 ........................................ United States 197,318 197,584
2021-FL9 , A , 144A, FRN , 5.534% , ( 1-month SOFR + 1.184% ),
11/16/38 ........................................ United States 88,001 88,120

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b ,e
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.725% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 700,000 $ 702,800
b ,e
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.955% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 750,000 753,315
b ,e
Black Diamond CLO Ltd. , 2021-1A , A1AR , 144A, FRN , 5.569% ,
( 3-month SOFR + 1.25% ), 11/22/34 . .................... United States 250,000 250,215
BMW Vehicle Owner Trust , 2023-A , A3 , 5.47% , 2/25/28 . ......
United States 346,983 349,020
b ,e
Cathedral Lake VIII Ltd. , 2021-8A , A1 , 144A, FRN , 5.807% ,
( 3-month SOFR + 1.482% ), 1/20/35 . ................... United States 1,540,000 1,550,533
b
Chase Auto Owner Trust ,
2022-AA , A4 , 144A, 3.99% , 3/27/28 .................... United States 180,000 179,230
2025-1A , A3 , 144A, 4.29% , 6/25/30 .................... United States 1,352,000 1,352,321
b ,e
CIFC Funding Ltd. ,
2020-1A , A1R , 144A, FRN , 5.729% , ( 3-month SOFR +
1.412% ), 7/15/36 .................................. United States 2,720,000 2,722,041
2021-4A , AR , 144A, FRN , 5.679% , ( 3-month SOFR + 1.36% ),
7/23/37 ......................................... United States 500,000 501,485
b
Citizens Auto Receivables Trust , 2024-1 , A3 , 144A, 5.11% ,
4/17/28 . ......................................... United States 2,584,000 2,594,847
b ,e
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.757% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 500,000 500,380
b ,e
Danby Park CLO Ltd. , 2022-1A , AR , 144A, FRN , 5.685% ,
( 3-month SOFR + 1.36% ), 10/21/37 . ................... Jersey 2,510,000 2,519,449
b ,e
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.805% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 500,000 503,060
b ,e
Elevation CLO Ltd. ,
2018-10A , AR , 144A, FRN , 5.245% , ( 3-month SOFR + 0.92% ),
10/20/31 ........................................ United States 938,835 939,277
2021-13A , A1R , 144A, FRN , 5.378% , ( 3-month SOFR +
1.06% ), 7/15/34 ................................... United States 500,000 500,379
b ,e
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.705% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 750,000 751,961
b ,e
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 5.845% ,
( 3-month SOFR + 1.52% ), 4/20/37 . .................... United States 1,000,000 1,003,899
b ,e
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.709% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 850,000 852,824
b ,f
FIGRE Trust ,
2025-HE3 , A , 144A, FRN , 5.56% , 5/25/55 ............... United States 348,991 350,208
2025-HE4 , A , 144A, FRN , 5.408% , 7/25/55 .............. United States 351,033 351,177
b
GM Financial Revolving Receivables Trust , 2024-1 , A , 144A,
4.98% , 12/11/36 . .................................. United States 1,868,000 1,906,598
b ,e
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.825% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 800,000 802,967
b ,e
HalseyPoint CLO 3 Ltd. , 2020-3A , A1R , 144A, FRN , 5.79% ,
( 3-month SOFR + 1.48% ), 7/30/37 . .................... United States 3,152,000 3,167,751
b ,e
Hayfin US XIV Ltd. , 2021-14A , A1 , 144A, FRN , 5.817% , ( 3-month
SOFR + 1.492% ), 7/20/34 . ........................... United States 450,000 450,384
Honda Auto Receivables Owner Trust , 2023-3 , A3 , 5.41% ,
2/18/28 . ......................................... United States 1,392,469 1,400,920
b ,e
ICG US CLO Ltd. , 2017-1A , ARR , 144A, FRN , 5.745% , ( 3-month
SOFR + 1.432% ), 7/28/34 . ........................... United States 1,000,000 1,005,588
b ,e
J.P. Morgan Mortgage Trust ,
2023-HE1 , A1 , 144A, FRN , 6.098% , ( 30-day SOFR Average +
1.75% ), 11/25/53 .................................. United States 156,518 157,414
2024-HE3 , A1 , 144A, FRN , 5.548% , ( 30-day SOFR Average +
1.2% ), 2/25/55 .................................... United States 680,170 681,367

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b ,e
Jamestown CLO IX Ltd. ,
2016-9A , A1RR , 144A, FRN , 5.82% , ( 3-month SOFR +
1.502% ), 7/25/34 .................................. United States 400,000 $ 402,268
2016-9A , A2RR , 144A, FRN , 6.43% , ( 3-month SOFR +
2.112% ), 7/25/34 .................................. United States 500,000 500,941
b ,e
Kings Park CLO Ltd. , 2021-1A , A , 144A, FRN , 5.717% , ( 3-month
SOFR + 1.392% ), 1/21/35 . ........................... United States 2,383,819 2,388,720
b ,e
KKR CLO 43 Ltd. , 2022-43A , A1R , 144A, FRN , 6.068% , ( 3-month
SOFR + 1.75% ), 1/15/36 . ............................ Jersey 750,000 752,549
b ,e
KKR CLO 54 Ltd. , 2024-54A , A , 144A, FRN , 5.638% , ( 3-month
SOFR + 1.32% ), 1/15/38 . ............................ United States 2,275,000 2,279,807
b
Lendbuzz Securitization Trust , 2024-3A , A2 , 144A, 4.97% ,
10/15/29 . ........................................ United States 1,537,987 1,538,650
b ,e
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.678% , ( 3-month SOFR + 1.36% ), 7/16/37 . .............. United States 1,180,000 1,184,450
b ,e
MF1 Ltd. , 2021-FL6 , A , 144A, FRN , 5.564% , ( 1-month SOFR +
1.214% ), 7/16/36 . ................................. United States 259,841 260,021
b ,e
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.869% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 248,192 248,448
b ,e
Oaktree CLO Ltd. ,
2019-4A , ARR , 144A, FRN , 5.835% , ( 3-month SOFR + 1.51% ),
7/20/37 ......................................... United States 500,000 501,127
2021-1A , A1R , 144A, FRN , 5.668% , ( 3-month SOFR + 1.35% ),
1/15/38 ......................................... United States 938,000 941,528
b
OCCU Auto Receivables Trust , 2025-1A , A3 , 144A, 4.81% ,
11/15/29 . ........................................ United States 561,000 560,979
b ,e
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.785% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 2,043,000 2,055,489
b ,e
Palmer Square CLO Ltd. , 2021-3A , B , 144A, FRN , 6.229% ,
( 3-month SOFR + 1.912% ), 1/15/35 . ................... United States 850,000 851,690
b ,e
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.764% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 634,397 636,939
b ,e
Ready Capital Mortgage Financing LLC , 2023-FL12 , A , 144A,
FRN , 6.687% , ( 1-month SOFR + 2.335% ), 5/25/38 . ........ United States 72,646 72,744
b ,e
Rockland Park CLO Ltd. , 2021-1A , B , 144A, FRN , 6.237% ,
( 3-month SOFR + 1.912% ), 4/20/34 . ................... United States 650,000 650,000
b ,e
RR 14 Ltd. , 2021-14A , A1 , 144A, FRN , 5.699% , ( 3-month SOFR
+ 1.382% ), 4/15/36 . ................................ United States 1,000,000 1,002,381
b ,e
Signal Peak CLO 5 Ltd. , 2018-5A , A1R , 144A, FRN , 5.868% ,
( 3-month SOFR + 1.55% ), 4/25/37 . .................... United States 600,000 602,436
b ,e
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.73% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 500,000 500,385
b ,e
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 5.218% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 2,071,832 2,069,979
b ,e
Symphony CLO XXXII Ltd. , 2022-32A , A1 , 144A, FRN , 5.639% ,
( 3-month SOFR + 1.32% ), 4/23/35 . .................... United States 1,000,000 1,000,000
b ,e
TCW CLO Ltd. , 2021-2A , AS , 144A, FRN , 5.76% , ( 3-month SOFR
+ 1.442% ), 7/25/34 . ................................ United States 300,000 300,231
b
Towd Point Mortgage Trust , 2024-CES4 , A1 , 144A, 5.122% ,
9/25/64 . ......................................... United States 359,103 357,254
b ,e
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.759% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 320,273 320,980
b ,e
Venture XXVII CLO Ltd. , 2017-27A , BR , 144A, FRN , 6.187% ,
( 3-month SOFR + 1.862% ), 7/20/30 . ................... United States 350,000 350,939
b ,e
Warwick Capital CLO 3 Ltd. , 2024-3A , A1 , 144A, FRN , 5.975% ,
( 3-month SOFR + 1.65% ), 4/20/37 . .................... Jersey 800,000 801,591

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b ,e
Wise CLO Ltd. ,
2023-2A , A , 144A, FRN , 6.118% , ( 3-month SOFR + 1.8% ),
1/15/37 ......................................... United States 1,000,000 $ 1,004,309
2024-2A , A , 144A, FRN , 5.778% , ( 3-month SOFR + 1.46% ),
7/15/37 ......................................... United States 750,000 751,587
58,273,778
a a a a a a
Total Asset-Backed Securities (Cost $ 83,605,811 ) .............................
83,821,615
Commercial Mortgage-Backed Securities 4.1%
Financial Services 4.1%
b ,e
AREIT Trust , 2022-CRE6 , A , 144A, FRN , 5.597% , ( 30-day SOFR
Average + 1.25% ), 1/20/37 ........................... United States 316,155 316,612
f
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.278% , 9/15/48 .............................. United States 2,908,000 2,810,807
f ,g
BANK ,
2017-BNK9 , XA , IO, FRN , 0.752% , 11/15/54 ............. United States 35,417,125 523,479
2018-BN10 , XA , IO, FRN , 0.684% , 2/15/61 .............. United States 37,567,802 554,291
f ,g
BANK5 ,
2024-5YR10 , XA , IO, FRN , 1.189% , 10/15/57 ............. United States 17,526,625 755,664
2024-5YR12 , XA , IO, FRN , 0.498% , 12/15/57 ............. United States 113,301,743 2,246,139
Barclays Commercial Mortgage Trust , 2019-C5 , C , 3.71% ,
11/15/52 ........................................ United States 3,072,000 2,714,752
f ,g
BBCMS Mortgage Trust ,
2024-5C29 , XA , IO, FRN , 1.599% , 9/15/57 ............... United States 28,242,482 1,608,692
2024-5C31 , XA , IO, FRN , 1.061% , 12/15/57 .............. United States 15,166,095 617,081
f ,g
BMO Mortgage Trust , 2024-5C8 , XA , IO, FRN , 1.021% , 12/15/57 United States 18,568,839 725,304
f ,g
Cantor Commercial Real Estate Lending LP , 2019-CF3 , XA , IO,
FRN , 0.677% , 1/15/53 .............................. United States 8,801,100 201,456
CFCRE Commercial Mortgage Trust ,
2016-C3 , A3 , 3.865% , 1/10/48 ........................ United States 289,000 287,690
f,g
2016-C4 , XA , IO, FRN , 1.563% , 5/10/58 ................. United States 5,116,697 18,679
f
Citigroup Commercial Mortgage Trust , 2016-P6 , A5 , FRN , 3.72% ,
12/10/49 ........................................ United States 423,000 411,032
COMM Mortgage Trust ,
f
2014-CR14 , B , FRN , 3.705% , 2/10/47 .................. United States 503,045 484,728
f
2014-CR17 , C , FRN , 4.779% , 5/10/47 .................. United States 989,000 909,413
2014-UBS4 , AM , 3.968% , 8/10/47 ..................... United States 1,107,000 1,058,812
f,g
2014-UBS4 , XA , IO, FRN , 0.752% , 8/10/47 .............. United States 1,259,133 4,550
f
2015-CR22 , AM , FRN , 3.603% , 3/10/48 ................. United States 204,929 201,445
f,g
2015-CR22 , XA , IO, FRN , 0.157% , 3/10/48 .............. United States 430,622 4
f
2015-CR27 , B , FRN , 4.328% , 10/10/48 ................. United States 1,169,000 1,143,953
2015-DC1 , AM , 3.724% , 2/10/48 ...................... United States 1,869,638 1,839,677
f
2015-LC19 , C , FRN , 4.105% , 2/10/48 .................. United States 571,000 552,900
CSAIL Commercial Mortgage Trust ,
f
2015-C1 , AS , FRN , 3.791% , 4/15/50 ................... United States 680,549 676,597
f,g
2015-C1 , XA , IO, FRN , 0.04% , 4/15/50 ................. United States 1,186,861 12
f
2015-C2 , AS , FRN , 3.849% , 6/15/57 ................... United States 1,202,768 1,201,659
f
2015-C2 , B , FRN , 4.208% , 6/15/57 .................... United States 1,078,000 1,047,450
2016-C6 , AS , 3.346% , 1/15/49 ........................ United States 458,000 445,235
f
2019-C17 , C , FRN , 3.934% , 9/17/52 ................... United States 213,000 168,793
f
CSMC Trust , 2016-NXSR , AS , FRN , 4.049% , 12/15/49 ....... United States 651,000 630,066
b ,f
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.351% ,
8/10/44 ......................................... United States 1,091,443 1,048,817
f
GS Mortgage Securities Trust ,
2014-GC24 , AS , FRN , 4.162% , 9/10/47 ................. United States 408,000 396,186

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
f
GS Mortgage Securities Trust, (continued)
2016-GS2 , B , FRN , 3.759% , 5/10/49 ................... United States 544,000 $ 533,564
g
2019-GC38 , XA , IO, FRN , 1.006% , 2/10/52 .............. United States 34,282,102 1,037,027
b ,f
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2007-CB20 , E , 144A, FRN , 8.002% , 2/12/51 ............. United States 12,216 16,073
2012-LC9 , D , 144A, FRN , 3.571% , 12/15/47 ............. United States 327,000 311,092
f
JPMBB Commercial Mortgage Securities Trust ,
2014-C23 , B , FRN , 4.548% , 9/15/47 ................... United States 1,245,000 1,159,167
g
2014-C24 , XA , IO, FRN , 0.707% , 11/15/47 ............... United States 4,705,863 47
f
JPMDB Commercial Mortgage Securities Trust , 2018-C8 , C , FRN ,
4.756% , 6/15/51 ................................... United States 358,000 319,224
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 1,537,000 1,498,601
Morgan Stanley Bank of America Merrill Lynch Trust ,
b,f
2012-C5 , E , 144A, FRN , 4.645% , 8/15/45 ............... United States 284,362 278,984
f
2013-C10 , B , FRN , 3.979% , 7/15/46 ................... United States 1,313,253 1,234,889
b,f
2013-C10 , F , 144A, FRN , 3.979% , 7/15/46 ............... United States 1,661,000 155,128
f
2015-C22 , B , FRN , 3.883% , 4/15/48 ................... United States 506,000 482,617
f
2015-C22 , C , FRN , 3.984% , 4/15/48 ................... United States 910,000 791,166
2015-C25 , AS , 4.069% , 10/15/48 ...................... United States 1,037,000 1,034,694
f
2015-C26 , AS , FRN , 3.885% , 10/15/48 ................. United States 520,000 515,586
f,g
2015-C26 , XA , IO, FRN , 0.763% , 10/15/48 ............... United States 5,904,279 59
2015-C27 , AS , 4.068% , 12/15/47 ...................... United States 855,000 850,362
f
2016-C32 , AS , FRN , 3.994% , 12/15/49 ................. United States 983,000 964,611
f
Morgan Stanley Capital I Trust ,
g
2016-UB12 , XA , IO, FRN , 0.625% , 12/15/49 ............. United States 19,236,535 99,593
2018-L1 , C , FRN , 4.779% , 10/15/51 .................... United States 1,050,056 946,629
b ,e
PFP Ltd. , 2023-10 , A , 144A, FRN , 6.708% , ( 1-month SOFR +
2.365% ), 9/16/38 .................................. United States 898,858 901,091
UBS Commercial Mortgage Trust ,
2017-C1 , AS , 3.724% , 6/15/50 ........................ United States 472,000 457,296
f,g
2017-C7 , XA , IO, FRN , 0.971% , 12/15/50 ................ United States 12,143,674 235,863
2018-C10 , A4 , 4.313% , 5/15/51 ....................... United States 366,000 361,211
2018-C14 , A4 , 4.448% , 12/15/51 ...................... United States 681,000 674,101
f,g
2018-C8 , XA , IO, FRN , 0.807% , 2/15/51 ................. United States 25,449,858 440,196
f
2019-C16 , B , FRN , 4.32% , 4/15/52 .................... United States 727,000 666,109
f ,g
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.293% , 11/15/48 .................................. United States 45,437 89
Wells Fargo Commercial Mortgage Trust ,
2015-C31 , AS , 4.049% , 11/15/48 ...................... United States 640,000 636,615
f
2016-C33 , B , FRN , 4.506% , 3/15/59 ................... United States 1,187,000 1,169,536
2017-C39 , B , 4.025% , 9/15/50 ........................ United States 1,077,000 1,006,256
2017-RC1 , AS , 3.844% , 1/15/60 ....................... United States 762,000 743,319
f,g
2018-C43 , XA , IO, FRN , 0.569% , 3/15/51 ................ United States 27,017,104 339,154
2019-C50 , AS , 4.021% , 5/15/52 ....................... United States 427,000 406,811
2019-C52 , A5 , 2.892% , 8/15/52 ....................... United States 261,000 242,416
f,g
2024-5C2 , XA , IO, FRN , 0.544% , 11/15/57 ............... United States 40,459,623 848,802
f,g
2025-5C3 , XA , IO, FRN , 0.819% , 1/15/58 ................ United States 15,438,712 502,405
b ,f
WFRBS Commercial Mortgage Trust , 2011-C4 , D , 144A, FRN ,
4.983% , 6/15/44 ................................... United States 241,508 233,877
47,696,235
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 48,529,169 ) ..............
47,696,235

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities 32.3%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.1%
FHLMC Pool, 15 Year , 2%, 9/01/35 ...................... United States 586,457 $ 536,087
FHLMC Pool, 30 Year , 2%, 3/01/51 - 1/01/52 ............... United States 3,813,986 3,001,510
FHLMC Pool, 30 Year , 2.5%, 10/01/50 - 4/01/52 ............ United States 6,292,581 5,263,755
FHLMC Pool, 30 Year , 3%, 8/01/50 - 3/01/52 ............... United States 2,362,025 2,060,040
FHLMC Pool, 30 Year , 3.5%, 7/01/52 ..................... United States 8,680,800 7,770,667
FHLMC Pool, 30 Year , 4%, 4/01/52 ...................... United States 794,405 735,241
FHLMC Pool, 30 Year , 4.5%, 2/01/53 ..................... United States 288,620 275,170
FHLMC Pool, 30 Year , 5.5%, 7/01/49 - 11/01/53 ............ United States 3,964,429 3,989,205
FHLMC Pool, 30 Year , 6%, 5/01/53 ...................... United States 1,037,615 1,063,039
FHLMC Pool, 30 Year , 6.5%, 5/01/53 ..................... United States 35,311 36,464
24,731,178
Federal National Mortgage Association (FNMA) Fixed Rate 22.9%
FNMA, 15 Year , 2%, 3/01/37 ........................... United States 2,390,126 2,189,024
FNMA, 20 Year , 1.5%, 11/01/41 ......................... United States 1,029,538 837,469
FNMA, 30 Year , 1.5%, 9/01/51 ......................... United States 1,668,346 1,240,013
FNMA, 30 Year , 2%, 9/01/50 - 3/01/52 .................... United States 9,638,294 7,619,256
FNMA, 30 Year , 2.5%, 3/01/51 - 3/01/52 .................. United States 2,243,025 1,873,853
FNMA, 30 Year , 3%, 9/01/50 - 4/01/51 .................... United States 1,678,656 1,456,071
FNMA, 30 Year , 3.5%, 7/01/50 - 4/01/52 .................. United States 4,852,152 4,378,576
FNMA, 30 Year , 4%, 5/01/52 - 5/01/53 .................... United States 2,566,686 2,385,829
FNMA, 30 Year , 4.5%, 1/01/53 - 5/01/53 .................. United States 2,457,715 2,350,483
FNMA, 30 Year , 5%, 1/01/49 - 8/01/49 .................... United States 61,568 60,941
FNMA, 30 Year , 5.5%, 4/01/50 - 9/01/53 .................. United States 1,671,893 1,689,586
FNMA, 30 Year , 5.5%, 11/01/53 ......................... United States 6,843,899 6,870,213
FNMA, 30 Year , 6%, 4/01/53 - 10/01/53 ................... United States 2,633,424 2,703,738
FNMA, 30 Year , 6.5%, 4/01/53 - 7/01/54 .................. United States 1,360,305 1,408,688
h
Uniform Mortgage-Backed Securities , 1.5% , TBA, 8/25/40 ..... United States 2,000,000 1,766,834
h
Uniform Mortgage-Backed Securities , 2% , TBA, 8/25/55 ...... United States 44,000,000 34,432,381
h
Uniform Mortgage-Backed Securities , 2.5% , TBA, 8/25/40 ..... United States 2,000,000 1,857,568
h
Uniform Mortgage-Backed Securities , 2.5% , TBA, 8/25/55 ..... United States 33,000,000 27,044,767
h
Uniform Mortgage-Backed Securities , 3% , TBA, 8/25/40 ...... United States 1,000,000 947,111
h
Uniform Mortgage-Backed Securities , 3% , TBA, 8/25/55 ...... United States 16,000,000 13,695,431
h
Uniform Mortgage-Backed Securities , 4% , TBA, 8/25/55 ...... United States 6,000,000 5,511,562
h
Uniform Mortgage-Backed Securities , 4.5% , TBA, 8/25/55 ..... United States 9,000,000 8,538,553
h
Uniform Mortgage-Backed Securities , 5% , TBA, 8/25/55 ...... United States 17,000,000 16,548,345
h
Uniform Mortgage-Backed Securities , 5.5% , TBA, 8/25/55 ..... United States 27,000,000 26,861,274
h
Uniform Mortgage-Backed Securities , 6% , TBA, 8/25/55 ...... United States 84,000,000 85,174,159
h
Uniform Mortgage-Backed Securities , 6.5% , TBA, 8/25/55 ..... United States 8,000,000 8,252,548
267,694,273
Government National Mortgage Association (GNMA) Fixed Rate 7.3%
GNMA II, 30 Year , 3%, 6/20/50 - 4/20/52 .................. United States 871,243 760,377
GNMA II, 30 Year , 5.5%, 7/20/53 ........................ United States 856,500 868,753
h
GNMA II, Single-family, 30 Year , 2%, 8/15/55 ............... United States 12,000,000 9,690,649
h
GNMA II, Single-family, 30 Year , 2.5%, 8/15/55 ............. United States 12,000,000 10,093,211
GNMA II, Single-family, 30 Year , 3%, 7/20/50 - 1/20/54 ....... United States 5,268,395 4,612,405
GNMA II, Single-family, 30 Year , 3.5%, 10/20/49 - 11/20/49 .... United States 68,301 60,679
h
GNMA II, Single-family, 30 Year , 3.5%, 8/15/55 ............. United States 8,000,000 7,189,713
GNMA II, Single-family, 30 Year , 4%, 6/20/49 - 1/20/51 ....... United States 3,998,713 3,728,786
GNMA II, Single-family, 30 Year , 4.5%, 11/20/54 ............ United States 7,838,286 7,444,030
GNMA II, Single-family, 30 Year , 4.5%, 12/20/54 - 8/15/55 ..... United States 7,932,037 7,515,666
GNMA II, Single-family, 30 Year , 5%, 5/20/49 - 8/20/53 ....... United States 879,476 864,594
h
GNMA II, Single-family, 30 Year , 5%, 8/15/55 ............... United States 8,000,000 7,809,267
GNMA II, Single-family, 30 Year , 5.5%, 5/20/49 - 7/20/53 ...... United States 1,409,439 1,418,905
h
GNMA II, Single-family, 30 Year , 5.5%, 8/15/55 ............. United States 7,000,000 6,983,295
GNMA II, Single-family, 30 Year , 6%, 2/20/53 - 7/20/54 ....... United States 4,271,214 4,395,923

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
h
GNMA II, Single-family, 30 Year , 6%, 8/15/55 ............... United States 10,000,000 $ 10,137,105
GNMA II, Single-family, 30 Year , 6.5%, 9/20/53 - 11/20/53 ..... United States 2,422,337 2,533,957
86,107,315
Total Mortgage-Backed Securities (Cost $ 378,212,523 ) .........................
378,532,766
Residential Mortgage-Backed Securities 6.8%
Financial Services 6.8%
b
A&D Mortgage Trust ,
2023-NQM2 , A1 , 144A, 6.132% , 5/25/68 ................ United States 981,215 982,801
2023-NQM3 , A1 , 144A, 6.733% , 7/25/68 ................ United States 1,325,937 1,335,967
2023-NQM5 , A1 , 144A, 7.049% , 11/25/68 ............... United States 3,746,488 3,790,598
f
Alternative Loan Trust , 2006-OA7 , 1A1 , FRN , 3.223% , 6/25/46 . United States 324,540 301,518
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 758,899 753,069
b ,f
Arroyo Mortgage Trust , 2019-1 , A3 , 144A, FRN , 4.208% , 1/25/49 United States 108,795 106,079
b
BRAVO Residential Funding Trust ,
2023-NQM5 , A1 , 144A, 6.505% , 6/25/63 ................ United States 611,425 614,710
2023-NQM6 , A1 , 144A, 6.602% , 9/25/63 ................ United States 650,180 654,830
2024-NQM2 , A1 , 144A, 6.285% , 2/25/64 ................ United States 1,675,044 1,685,343
2024-NQM3 , A1 , 144A, 6.191% , 3/25/64 ................ United States 2,087,899 2,103,744
2024-NQM5 , A1 , 144A, 5.803% , 6/25/64 ................ United States 787,266 788,918
b
CAFL Issuer LP , 2025-RRTL1 , A1 , 144A, 5.684% , 5/28/40 ..... United States 425,000 426,405
b ,e
Chase Home Lending Mortgage Trust ,
2024-10 , A11 , 144A, FRN , 5.6% , ( 30-day SOFR Average +
1.25% ), 10/25/55 .................................. United States 4,218,381 4,213,922
2025-3 , A11 , 144A, FRN , 5.65% , ( 30-day SOFR Average +
1.3% ), 2/25/56 .................................... United States 887,397 887,919
2025-7 , A11 , 144A, FRN , 5.75% , ( 30-day SOFR Average +
1.4% ), 5/25/56 .................................... United States 587,972 588,336
b ,f
CIM Trust , 2023-R4 , A1 , 144A, FRN , 5% , 5/25/62 ........... United States 401,337 400,485
b
Cross Mortgage Trust ,
2024-H1 , A1 , 144A, 6.085% , 12/25/68 .................. United States 3,795,605 3,814,921
2024-H4 , A1 , 144A, 6.147% , 7/25/69 ................... United States 380,826 383,491
2024-H5 , A1 , 144A, 5.854% , 8/26/69 ................... United States 881,329 885,772
e
FHLMC STACR Debt Notes , 2017-DNA3 , M2B , FRN , 6.964% ,
( 30-day SOFR Average + 2.614% ), 3/25/30 .............. United States 324,998 332,531
b ,e
FHLMC STACR REMIC Trust ,
2021-DNA5 , M2 , 144A, FRN , 6% , ( 30-day SOFR Average +
1.65% ), 1/25/34 ................................... United States 122,145 122,626
2021-DNA6 , M2 , 144A, FRN , 5.85% , ( 30-day SOFR Average +
1.5% ), 10/25/41 ................................... United States 667,842 671,037
2021-DNA7 , M1 , 144A, FRN , 5.2% , ( 30-day SOFR Average +
0.85% ), 11/25/41 .................................. United States 118,332 118,202
2021-DNA7 , M2 , 144A, FRN , 6.15% , ( 30-day SOFR Average +
1.8% ), 11/25/41 ................................... United States 4,286,351 4,319,374
2021-HQA4 , M1 , 144A, FRN , 5.3% , ( 30-day SOFR Average +
0.95% ), 12/25/41 .................................. United States 271,019 270,988
2022-DNA2 , M1A , 144A, FRN , 5.65% , ( 30-day SOFR Average
+ 1.3% ), 2/25/42 .................................. United States 56,174 56,286
2022-DNA3 , M1B , 144A, FRN , 7.25% , ( 30-day SOFR Average
+ 2.9% ), 4/25/42 .................................. United States 16,000 16,494
2022-DNA5 , M1A , 144A, FRN , 7.3% , ( 30-day SOFR Average +
2.95% ), 6/25/42 ................................... United States 237,560 242,896
2022-DNA6 , M1A , 144A, FRN , 6.5% , ( 30-day SOFR Average +
2.15% ), 9/25/42 ................................... United States 399,009 402,186
2022-DNA6 , M1B , 144A, FRN , 8.05% , ( 30-day SOFR Average
+ 3.7% ), 9/25/42 .................................. United States 42,000 44,154

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,e
FHLMC STACR REMIC Trust, (continued)
2022-HQA1 , M1A , 144A, FRN , 6.45% , ( 30-day SOFR Average
+ 2.1% ), 3/25/42 .................................. United States 4,711 $ 4,737
2022-HQA2 , M1A , 144A, FRN , 7% , ( 30-day SOFR Average +
2.65% ), 7/25/42 ................................... United States 475,590 486,837
2022-HQA3 , M1A , 144A, FRN , 6.65% , ( 30-day SOFR Average
+ 2.3% ), 8/25/42 .................................. United States 854,891 871,038
2023-DNA1 , M1A , 144A, FRN , 6.45% , ( 30-day SOFR Average
+ 2.1% ), 3/25/43 .................................. United States 349,138 354,865
2023-HQA2 , M1A , 144A, FRN , 6.35% , ( 30-day SOFR Average
+ 2% ), 6/25/43 .................................... United States 103,211 103,807
2023-HQA3 , A1 , 144A, FRN , 6.2% , ( 30-day SOFR Average +
1.85% ), 11/25/43 .................................. United States 185,364 187,629
2023-HQA3 , M1 , 144A, FRN , 6.2% , ( 30-day SOFR Average +
1.85% ), 11/25/43 .................................. United States 31,013 31,274
2024-DNA1 , A1 , 144A, FRN , 5.7% , ( 30-day SOFR Average +
1.35% ), 2/25/44 ................................... United States 207,912 209,008
2024-DNA2 , A1 , 144A, FRN , 5.6% , ( 30-day SOFR Average +
1.25% ), 5/25/44 ................................... United States 189,253 190,142
2024-DNA2 , M2 , 144A, FRN , 6.05% , ( 30-day SOFR Average +
1.7% ), 5/25/44 .................................... United States 38,000 38,428
2025-DNA1 , A1 , 144A, FRN , 5.3% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 501,500 502,095
2025-DNA2 , A1 , 144A, FRN , 5.45% , ( 30-day SOFR Average +
1.1% ), 5/25/45 .................................... United States 428,275 428,924
b ,e
FHLMC STACR Trust , 2019-HQA2 , M2 , 144A, FRN , 6.514% , ( 30-
day SOFR Average + 2.164% ), 4/25/49 ................. United States 3,629 3,656
e
FNMA Connecticut Avenue Securities Trust ,
2015-C04 , 1M2 , FRN , 10.164% , ( 30-day SOFR Average +
5.814% ), 4/25/28 .................................. United States 445,268 450,591
2016-C01 , 1M2 , FRN , 11.214% , ( 30-day SOFR Average +
6.864% ), 8/25/28 .................................. United States 2,153 2,210
2016-C01 , 2M2 , FRN , 11.414% , ( 30-day SOFR Average +
7.064% ), 8/25/28 .................................. United States 6,251 6,417
2016-C02 , 1M2 , FRN , 10.464% , ( 30-day SOFR Average +
6.114% ), 9/25/28 .................................. United States 13,346 13,580
2016-C03 , 2M2 , FRN , 10.364% , ( 30-day SOFR Average +
6.014% ), 10/25/28 ................................. United States 23,920 24,590
2016-C07 , 2M2 , FRN , 8.814% , ( 30-day SOFR Average +
4.464% ), 5/25/29 .................................. United States 292,075 301,127
2017-C02 , 2M2C , FRN , 8.114% , ( 30-day SOFR Average +
3.764% ), 9/25/29 .................................. United States 130,093 131,929
2017-C06 , 1M2B , FRN , 7.114% , ( 30-day SOFR Average +
2.764% ), 2/25/30 .................................. United States 3,906 3,911
2017-C06 , 2M2C , FRN , 7.264% , ( 30-day SOFR Average +
2.914% ), 2/25/30 .................................. United States 50,634 51,559
2017-C07 , 2M2 , FRN , 6.964% , ( 30-day SOFR Average +
2.614% ), 5/25/30 .................................. United States 13,221 13,426
2018-C02 , 2M2 , FRN , 6.664% , ( 30-day SOFR Average +
2.314% ), 8/25/30 .................................. United States 34,345 34,907
b
2021-R01 , 1M2 , 144A, FRN , 5.9% , ( 30-day SOFR Average +
1.55% ), 10/25/41 .................................. United States 50,500 50,670
b
2021-R03 , 1M2 , 144A, FRN , 6% , ( 30-day SOFR Average +
1.65% ), 12/25/41 .................................. United States 590,000 593,825
b
2022-R01 , 1M2 , 144A, FRN , 6.25% , ( 30-day SOFR Average +
1.9% ), 12/25/41 ................................... United States 411,000 415,664
b
2022-R02 , 2M1 , 144A, FRN , 5.55% , ( 30-day SOFR Average +
1.2% ), 1/25/42 .................................... United States 94,340 94,376

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
e
FNMA Connecticut Avenue Securities Trust, (continued)
b
2022-R03 , 1M2 , 144A, FRN , 7.85% , ( 30-day SOFR Average +
3.5% ), 3/25/42 .................................... United States 390,000 $ 404,312
b
2022-R04 , 1M2 , 144A, FRN , 7.45% , ( 30-day SOFR Average +
3.1% ), 3/25/42 .................................... United States 390,000 402,251
b
2022-R05 , 2M1 , 144A, FRN , 6.25% , ( 30-day SOFR Average +
1.9% ), 4/25/42 .................................... United States 455,054 456,936
b
2022-R06 , 1M1 , 144A, FRN , 7.1% , ( 30-day SOFR Average +
2.75% ), 5/25/42 ................................... United States 1,152,698 1,177,593
b
2022-R07 , 1M1 , 144A, FRN , 7.3% , ( 30-day SOFR Average +
2.95% ), 6/25/42 ................................... United States 1,203,752 1,233,508
b
2022-R08 , 1M1 , 144A, FRN , 6.9% , ( 30-day SOFR Average +
2.55% ), 7/25/42 ................................... United States 1,024,722 1,049,556
b
2022-R09 , 2M1 , 144A, FRN , 6.85% , ( 30-day SOFR Average +
2.5% ), 9/25/42 .................................... United States 52,637 53,456
b
2023-R01 , 1M1 , 144A, FRN , 6.75% , ( 30-day SOFR Average +
2.4% ), 12/25/42 ................................... United States 137,421 140,498
b
2023-R02 , 1M1 , 144A, FRN , 6.65% , ( 30-day SOFR Average +
2.3% ), 1/25/43 .................................... United States 287,354 294,055
b
2023-R06 , 1M1 , 144A, FRN , 6.05% , ( 30-day SOFR Average +
1.7% ), 7/25/43 .................................... United States 281,399 283,138
b
2023-R07 , 2M1 , 144A, FRN , 6.3% , ( 30-day SOFR Average +
1.95% ), 9/25/43 ................................... United States 52,545 52,918
b
2024-R02 , 1M1 , 144A, FRN , 5.45% , ( 30-day SOFR Average +
1.1% ), 2/25/44 .................................... United States 11,633 11,640
b
2024-R03 , 2M1 , 144A, FRN , 5.5% , ( 30-day SOFR Average +
1.15% ), 3/25/44 ................................... United States 60,151 60,250
b
2024-R04 , 1M1 , 144A, FRN , 5.45% , ( 30-day SOFR Average +
1.1% ), 5/25/44 .................................... United States 170,760 170,824
b
2024-R05 , 2M1 , 144A, FRN , 5.35% , ( 30-day SOFR Average +
1% ), 7/25/44 ..................................... United States 44,738 44,754
b
2024-R06 , 1A1 , 144A, FRN , 5.5% , ( 30-day SOFR Average +
1.15% ), 9/25/44 ................................... United States 165,343 165,746
b
2024-R06 , 1M1 , 144A, FRN , 5.4% , ( 30-day SOFR Average +
1.05% ), 9/25/44 ................................... United States 25,146 25,146
b
2025-R01 , 1A1 , 144A, FRN , 5.3% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 377,232 377,216
b
2025-R01 , 1M1 , 144A, FRN , 5.45% , ( 30-day SOFR Average +
1.1% ), 1/25/45 .................................... United States 367,732 368,416
b
2025-R02 , 1A1 , 144A, FRN , 5.35% , ( 30-day SOFR Average +
1% ), 2/25/45 ..................................... United States 523,168 523,463
b
2025-R02 , 1M1 , 144A, FRN , 5.5% , ( 30-day SOFR Average +
1.15% ), 2/25/45 ................................... United States 1,472,814 1,474,210
b
2025-R03 , 2A1 , 144A, FRN , 5.8% , ( 30-day SOFR Average +
1.45% ), 3/25/45 ................................... United States 1,000,757 1,006,283
b
2025-R04 , 1A1 , 144A, FRN , 5.35% , ( 30-day SOFR Average +
1% ), 5/25/45 ..................................... United States 573,542 573,855
b
2025-R04 , 1M1 , 144A, FRN , 5.55% , ( 30-day SOFR Average +
1.2% ), 5/25/45 .................................... United States 1,519,669 1,524,151
b
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 284,123 275,780
b
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ...... United States 2,647,645 2,657,544
b ,f
Homeward Opportunities Fund I Trust , 2020-2 , A3 , 144A, FRN ,
3.196% , 5/25/65 ................................... United States 425,202 420,707
b
J.P. Morgan Mortgage Trust ,
e
2024-10 , A11 , 144A, FRN , 5.6% , ( 30-day SOFR Average +
1.25% ), 3/25/55 ................................... United States 2,081,380 2,078,394
2024-CES1 , A1A , 144A, 5.919% , 6/25/54 ................ United States 587,743 590,110
2024-VIS2 , A1 , 144A, 5.853% , 11/25/64 ................. United States 379,266 381,034

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
J.P. Morgan Mortgage Trust, (continued)
e
2025-1 , A11 , 144A, FRN , 5.6% , ( 30-day SOFR Average +
1.25% ), 6/25/55 ................................... United States 1,092,757 $ 1,091,576
b ,f
LHOME Mortgage Trust , 2025-RTL2 , A1 , 144A, FRN , 5.612% ,
4/25/40 ......................................... United States 670,000 671,096
b
MFA Trust , 2023-INV2 , A1 , 144A, 6.775% , 10/25/58 ......... United States 961,797 970,444
b
Mill City Mortgage Loan Trust ,
2023-NQM1 , A1 , 144A, 6.05% , 10/25/67 ................ United States 326,002 325,915
2023-NQM2 , A1 , 144A, 6.24% , 12/25/67 ................ United States 512,015 512,313
b ,e
Morgan Stanley Residential Mortgage Loan Trust , 2024-3 , AF ,
144A, FRN , 5.7% , ( 30-day SOFR Average + 1.35% ), 7/25/54 . United States 2,753,211 2,750,839
b
OBX Trust , 2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 ......... United States 388,538 392,469
b ,f
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 238,153 230,855
b ,f
PRKCM Trust , 2023-AFC2 , A1 , 144A, FRN , 6.482% , 6/25/58 ... United States 1,210,177 1,212,461
b
PRPM Trust , 2024-NQM2 , A1 , 144A, 6.327% , 6/25/69 ........ United States 355,421 360,643
e
RALI Trust , 2006-QO5 , 1A1 , FRN , 4.897% , ( 1-month SOFR +
0.544% ), 5/25/46 .................................. United States 563,361 507,568
b ,f
Residential Mortgage Loan Trust , 2020-2 , A3 , 144A, FRN ,
2.911% , 5/25/60 ................................... United States 381,000 368,276
b ,f
Roc Mortgage Trust , 2021-RTL1 , A1 , 144A, FRN , 3.487% ,
8/25/26 ......................................... United States 12,203 12,175
b ,e
Station Place Securitization Trust ,
2024-10 , A , 144A, FRN , 5.251% , ( 1-month SOFR + 0.9% ),
10/27/25 ........................................ United States 2,300,000 2,311,331
2024-5 , A , 144A, FRN , 5.251% , ( 1-month SOFR + 0.9% ),
8/04/25 ......................................... United States 1,685,000 1,685,802
2025-1 , A , 144A, FRN , 5.251% , ( 1-month SOFR + 0.9% ),
7/23/26 ......................................... United States 3,921,000 3,921,892
2025-3 , A , 144A, FRN , 5.251% , ( 1-month SOFR + 0.9% ),
9/23/26 ......................................... United States 4,030,000 4,030,000
b
Verus Securitization Trust ,
2023-6 , A1 , 144A, 6.665% , 9/25/68 .................... United States 676,899 682,600
2023-INV2 , A1 , 144A, 6.443% , 8/25/68 ................. United States 1,982,442 1,992,254
2024-2 , A1 , 144A, 6.095% , 2/25/69 .................... United States 250,888 252,493
2024-5 , A1 , 144A, 6.192% , 6/25/69 .................... United States 531,493 535,052
80,012,622
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 79,750,318 ) ...............
80,012,622
Agency Commercial Mortgage-Backed Securities 2.4%
Financial Services 2.4%
e
FHLMC ,
413 , F23 , FRN , 5.4% , ( 30-day SOFR Average + 1.05% ),
5/25/54 ......................................... United States 3,285,894 3,281,609
5391 , FC , FRN , 5.45% , ( 30-day SOFR Average + 1.1% ),
3/25/54 ......................................... United States 1,094,635 1,099,154
5471 , FD , FRN , 5.2% , ( 30-day SOFR Average + 0.85% ),
11/25/54 ........................................ United States 1,347,572 1,338,392
f ,g
FHLMC, Multi-family Structured Pass-Through Certificates , K743 ,
X1 , IO, FRN , 0.909% , 5/25/28 ........................ United States 10,099,266 222,455
e
FNMA ,
2024-89 , FA , FRN , 5.55% , ( 30-day SOFR Average + 1.2% ),
12/25/54 ........................................ United States 5,010,975 5,029,336
2024-93 , FD , FRN , 5.4% , ( 30-day SOFR Average + 1.05% ),
12/25/54 ........................................ United States 3,964,535 3,957,825

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
e
FNMA, (continued)
2024-98 , FA , FRN , 5.5% , ( 30-day SOFR Average + 1.15% ),
12/25/53 ........................................ United States 3,112,744 $ 3,118,899
2025-41 , FA , FRN , 5.5% , ( 30-day SOFR Average + 1.15% ),
6/25/54 ......................................... United States 3,354,245 3,361,957
b ,f
FREMF Mortgage Trust , 2015-K51 , B , 144A, FRN , 3.981% ,
10/25/48 ........................................ United States 1,010,000 1,005,826
GNMA ,
f,g
2020-190 , IO, FRN , 1.051% , 11/16/62 .................. United States 5,477,131 416,919
f,g
2021-17 , IO, FRN , 1.051% , 1/16/61 .................... United States 5,732,870 449,769
e
2024-78 , QF , FRN , 5.448% , ( 30-day SOFR Average + 1.1% ),
5/20/54 ......................................... United States 4,518,849 4,527,734
27,809,875
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 27,612,045 ) .......
27,809,875
Total Long Term Investments (Cost $ 1,353,995,210 ) ...........................
1,353,989,275
a
Short Term Investments 7.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 2.8%
b,i
Agree LP , 144A, 4 .77% , 8/01/25 ........................ United States 6,779,000 6,778,103
b,i
AutoNation, Inc. , 144A, 4 .99% , 8/01/25 ................... United States 11,845,000 11,843,357
b,i
FMC Corp. , 144A, 5 .11% , 8/01/25 ....................... United States 3,485,000 3,484,505
b,i
Kinder Morgan, Inc. , 144A, 4 .77% , 8/01/25 ................ United States 4,886,000 4,885,353
b,i
Targa Resources Corp. , 144A, 4 .86% , 8/01/25 ............. United States 5,490,000 5,489,259
Total Commercial Papers (Cost $ 32,485,000 ) .................................
32,480,577
Shares
Management Investment Companies 4.7%
a,j
Putnam Short Term Investment Fund , Class P , 4.558% ....... United States 55,189,030 55,189,030
Total Management Investment Companies (Cost $ 55,189,030 ) ..................
55,189,030
Total Short Term Investments (Cost $ 87,674,030 ) ..............................
87,669,607
a
Total Investments (Cost $ 1,441,669,240 ) 123.1% ..............................
$1,441,658,882
TBA Sale Commitments (0.9) % ..............................................
(11,023,125)
Other Assets, less Liabilities (22.2) % ........................................
(259,280,576)
Net Assets 100.0% .........................................................
$1,171,355,181
a a a
Principal
Amount
*
k
TBA Sale Commitments (0.9)%
Mortgage-Backed Securities (0.9)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.9)%
Uniform Mortgage-Backed Securities , TBA, 4% , 8/25/55 ...... United States (12,000,000) (11,023,125)
Total TBA Sale Commitments (Proceeds $ (11,023,125) ) ........................
$(11,023,125)

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 29 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note
3
regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2025, the aggregate value of these securities was $272,535,331, representing 23.3% of net assets.
c
Perpetual security with no stated maturity date.
d
The coupon rate shown represents the rate at period end.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
g
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
h
Security purchased on a to-be-announced (TBA) basis.
i
The rate shown represents the yield at period end.
j
The rate shown is the annualized seven-day effective yield at period end.
k
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Funds Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of sixteen separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July 31,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Core Bond Fund
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $— $27,720,882 $— $— $156,467 $27,877,349 1,113,980 $447,294
Putnam Short Term Investment
Fund, Class P, 4.558% ...... $ 63,715,306 $ 699,379,754 $ (707,906,030) $ — $ — $ 55,189,030 55,189,030 $ 1,522,008
Total Affiliated Securities ... $63,715,306 $727,100,636 $(707,906,030) $— $156,467 $83,066,379 $1,969,302
Level 1 Level 2 Level 3 Total
Putnam Core Bond Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 27,877,349 $ — $ — $ 27,877,349
Corporate Bonds ........................ — 333,142,708 — 333,142,708
Foreign Government and Agency Securities .... — 3,037,809 — 3,037,809
U.S. Government and Agency Securities ....... — 372,058,296 — 372,058,296
Asset-Backed Securities ................... — 83,821,615 — 83,821,615
Commercial Mortgage-Backed Securities ...... — 47,696,235 — 47,696,235
Mortgage-Backed Securities ................ — 378,532,766 — 378,532,766
Residential Mortgage-Backed Securities ....... — 80,012,622 — 80,012,622
Agency Commercial Mortgage-Backed Securities — 27,809,875 — 27,809,875
Short Term Investments ................... 55,189,030 32,480,577 — 87,669,607
Total Investments in Securities ........... $83,066,379 $1,358,592,503 $— $1,441,658,882

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam Core Bond Fund (continued)
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 11,023,125 $ — $ 11,023,125
Total Other Financial Instruments ......... $— $11,023,125 $— $11,023,125
Selected Portfolio
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.